CWC Small Cap Aggressive Value Fund | CWC Small Cap Aggressive Value Fund
CWC Small Cap Aggressive Value Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CWC Small Cap Aggressive Value Fund	CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed if sold before 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CWC Small Cap Aggressive Value Fund		CWC Small Cap Aggressive Value Fund - Retail Class	CWC Small Cap Aggressive Value Fund - Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		2.21%	2.25%
Total Annual Fund Operating Expenses		3.46%	3.25%
Fee Waiver and Reimbursement	[1]	(1.87%)	(1.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.59%	1.34%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until January 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short) , taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 1.59% and 1.34% of its average daily net assets of the Retail Class shares and Institutional Class shares, respectively of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example CWC Small Cap Aggressive Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CWC Small Cap Aggressive Value Fund - Retail Class	162	888	1,638	3,614
CWC Small Cap Aggressive Value Fund - Institutional Class	136	822	1,532	3,418

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 31 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund invests, under normal market conditions, at least 80% of its assets in:

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common stocks of small capitalization ("small cap") companies, and

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exchange-traded funds that invest primarily in small cap companies.

The Fund defines small cap companies as those with a market capitalization at the time of purchase within the capitalization range of $100,000,000 to $5,000,000,000 or exchange-traded funds that invest primarily in such small cap companies .

The advisor selects common stocks using its aggressive value strategy.  This strategy utilizes 3 stages to select securities: (1) screening, (2) fundamental analysis and (3) risk management.  The advisor creates a contrarian universe of primarily U.S. companies by screening the entire small cap universe for companies with:

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recent price under performance,

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extreme corporate liquidity, and/or

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fundamental valuations at low historical levels

The resulting universe is then reviewed and discussed by the advisor's investment team to identify candidates for in-depth fundamental value analysis. The advisor analyzes a company using Wall Street research to come up with a baseline fundamental expectation.  Proprietary research is then used to identify stocks where fundamental expectations diverge from Wall Street.  Inputs and assumptions are reviewed by the investment committee to validate the advisor's expectations.  Analysis includes scrutiny of all major financial statements, with particular attention paid to the balance sheet, and communications with the company's management, competitors, suppliers and/or industry experts.

Once the advisor has developed a two-to-three year outlook of fundamentals, it applies historical, average valuation parameters to establish a sell target.  The advisor will not purchase a stock unless it is, in the advisor's opinion, aggressively undervalued with a 50% appreciation potential from its purchase price to its sell target.  Securities are presented to the advisor's investment committee for discussion and the final buy/sell decision is made by the firm's Chief Investment Officer.

The advisor seeks to manage risk by setting limits on the maximum amount of the Fund's portfolio that is invested in any particular security , sector or industry .  The advisor sells a security when it reaches a price target, to maintain diversification, when it no longer meets the advisor's fundamental criteria, when it has declined 25% in price both on an absolute basis and on a relative basis in comparison to the Russell 2000 index and is not expected to recover, or to meet redemption requests.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

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ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks.

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Management Risk. The advisor's reliance on its aggressive value contrarian strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect.

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Market Risk.  Overall equity market risk may affect the value of individual securities in which the Fund invests.  Factors such as domestic economic growth, interest rate levels and political events may cause common stock prices to drop decreasing the value of Fund shares.

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Small Company Risk.  Stocks of small capitalization companies may be subject to more abrupt price movements than those of larger, more established companies and may be less liquid.  Small companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.

Is the Fund Right For You?

The Fund is designed for investors with moderate-to-high risk tolerance who seek capital appreciation.  The Fund is also designed for investors seeking a small cap allocation to their overall portfolio.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Institutional Class shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-881-2381 or visiting www.cwcfunds.com.

Institutional Class Annual Total Return For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	10.53%
Worst Quarter:	3rd Quarter 2011	(23.30)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns CWC Small Cap Aggressive Value Fund	1 Year	Since Inception	Inception Date
CWC Small Cap Aggressive Value Fund - Institutional Class	7.20%	(2.02%)	Dec. 31, 2010
CWC Small Cap Aggressive Value Fund - Retail Class	6.95%	(2.34%)	Dec. 31, 2010
After Taxes on Distributions CWC Small Cap Aggressive Value Fund - Institutional Class	7.11%	(2.11%)
After Taxes on Distributions and Sales CWC Small Cap Aggressive Value Fund - Institutional Class	4.68%	(1.77%)
Russell 2000 Total Return Index	16.35%	5.59%	Dec. 31, 2010

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Retail class shares are not shown and would differ from those of Institutional class shares.

The Russell 2000® Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.